Accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The consolidated financial statements have been prepared under the historical cost convention, except for the revaluation of certain financial instruments. The financial statements have been prepared using the going concern basis of accounting. The principal accounting policies are set out below.
The financial statements were approved by the Board of Directors and authorized for issue on 23 March 2023.

Basis of consolidation
Basis of consolidation
The consolidated financial statements include the results of the Company and all its subsidiary undertakings made up to the same accounting date. All intra-Group balances, transactions, income and expenses are eliminated in full on consolidation. The results of subsidiary undertakings acquired or disposed of during the period are included or excluded from the consolidated income statement from the effective date of acquisition or disposal.

New IFRS accounting pronouncements
New IFRS accounting pronouncements
The Group has elected to adopt the hedge accounting requirements of IFRS 9 Financial Instruments from 1 January 2022. The IFRS 9 hedge accounting requirements are applied prospectively, and all hedge arrangements in place at the point of transition are regarded as continuing hedging relationships under IFRS 9. Accordingly, prior year financial information is not required to be restated and remains as reported under IAS 39. Management have elected not to take the 'cost of hedging' approach, and instead the currency basis risk has been designated in the hedge relationships. There has been no significant impact on the financial statements as a result of the adoption of the hedge accounting requirements of IFRS 9, both at the point of transition and in the year ended 31 December 2022.
The Group has applied the following amendments for the first time for their annual reporting period commencing 1 January 2022:
–     Property, Plant and Equipment: Proceeds before Intended Use - Amendments to IAS 16
–     Onerous Contracts - Cost of Fulfilling a Contract - Amendments to IAS 37
–Annual Improvements to IFRS Standards 2018-2020, and
–Reference to the Conceptual Framework - Amendments to IFRS 3.
The amendments listed above did not have any impact on the amounts recognised in prior periods, did not have a significant impact on the amounts recognised in the current period, and are not expected to significantly affect the future periods.
At the date of authorisation of these financial statements, there were a number of standards or amendments to standards, which have not been applied in these financial statements, that were in issue but not yet effective. The Group does not consider that any of these standards or amendments to standards in issue but not yet effective will have a significant impact on the financial statements.

Goodwill and other intangible assets
Goodwill and other intangible assets
Intangible assets comprise goodwill, certain acquired separable corporate brand names, acquired customer relationships, acquired proprietary tools and capitalised computer software not integral to a related item of hardware.
Goodwill represents the excess of fair value attributed to investments in businesses or subsidiary undertakings over the fair value of the underlying net assets, including intangible assets, at the date of their acquisition.
Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of goodwill is compared to the recoverable amount, defined as the higher of fair value less costs of disposal and value in use. The net present value of future cash flows, to determine value in use, is derived from the underlying assets using a projection period of up to five years for each cash-generating unit. After the projection period, a steady growth rate representing an appropriate long-term growth rate for the industry is applied. Any impairment is recognised immediately as an expense and is not subsequently reversed.
Corporate brand names, customer relationships and proprietary tools acquired as part of acquisitions of businesses are capitalised separately from goodwill as intangible assets if their value can be measured reliably on initial recognition and it is probable that the expected future economic benefits that are attributable to the asset will flow to the Group.
Certain corporate brands of the Group are considered to have an indefinite economic life because of the institutional nature of the corporate brand names, their proven ability to maintain market leadership and profitable operations over long periods of time and the Group’s commitment to develop and enhance their value. The carrying value of these intangible assets is reviewed at least annually for impairment and adjusted to the recoverable amount if required.
Amortisation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life as follows:
•brand names (with finite lives) – 10-20 years;
•customer-related intangibles – 3-10 years;
•other proprietary tools – 3-10 years;
•other (including capitalised computer software) – 3-5 years.

Contingent consideration
Contingent consideration
Contingent consideration is accounted for in accordance with IFRS 3 Business Combinations. Contingent consideration only applies to situations where contingent payments are not dependent on future employment of vendors and any such payments are expensed when they relate to future employment.
Future anticipated payments to vendors in respect of contingent consideration (earnout agreements) are initially recorded at fair value which is the present value of the expected cash outflows of the obligations. The obligations are dependent on the future financial performance of the interests acquired (typically over a four- to five-year period following the year of acquisition) and assume the operating companies improve profits in line with Directors’ estimates. The Directors derive their estimates from internal business plans together with financial due diligence performed in connection with the acquisition.
Subsequent adjustments to the fair value are recorded in the consolidated income statement within revaluation and retranslation of financial instruments. The effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, are accounted for as revisions to goodwill, as permitted by IFRS 3 Business Combinations.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are shown at cost less accumulated depreciation and any provision for impairment with the exception of freehold land which is not depreciated. The Group assesses the carrying value of its property, plant and equipment to determine if any impairment has occurred. Where this indicates that an asset may be impaired, the Group applies the requirements of IAS 36 Impairment of Assets in assessing the carrying amount of the asset. This process includes comparing its recoverable amount with its carrying value, where the recoverable amount is the higher of an asset's fair value less costs of disposal and value in use. Depreciation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life, as follows:
•freehold buildings – 50 years;
•leasehold land and buildings – over the term of the lease or life of the asset, if shorter;
•fixtures, fittings and equipment – 3-10 years;
•computer equipment – 3-5 years.

Interests in associates and joint ventures
Interests in associates and joint ventures
An associate is an entity over which the Group has significant influence. In certain circumstances, significant influence may be represented by factors other than ownership and voting rights, such as representation on the Board of Directors.
The Group’s share of the profits less losses of associate undertakings net of tax, interest and non-controlling interests is included in the consolidated income statement and the Group’s share of net assets is shown within interests in associates and joint ventures in the consolidated balance sheet. The Group’s share of the profits less losses and net assets is based on current information produced by the undertakings, adjusted to conform with the accounting policies of the Group.
The Group assesses the carrying value of its associate undertakings to determine if any impairment has occurred. Where this indicates that an investment may be impaired, the Group applies the requirements of IAS 36 in assessing the carrying amount of the investment. This process includes comparing its recoverable amount with its carrying value. The recoverable amount is defined as the higher of fair value less costs of disposal and value in use.
The Group accounts for joint venture investments under the equity method which is consistent with the Group’s treatment of associates.

Other investments
Other investments
Certain equity investments are designated as either fair value through other comprehensive income or fair value through profit or loss. Movements in fair value through profit or loss are recorded in the consolidated income statement within revaluation and retranslation of financial instruments.
The Group generally elects to classify equity investments as fair value through other comprehensive income where the Group forms a strategic partnership with the investee.

Non-current Assets Held for Sale and Discontinued Operations
Non-current assets held for sale and discontinued operations
Under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, where certain conditions are met, an asset or disposal group that is for sale is recognised as “held for sale”. The Group has classified a disposal group as held for sale if the carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets and its sale must be highly probable. Such assets are measured at the lower of carrying amount and fair value less costs of disposal, and are not depreciated or amortised, excluding certain assets that are carried at fair value under IFRS 5. Furthermore, when an associate is classified as held for sale, equity accounting ceases.
A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single co-ordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The profit or loss from a discontinued operation is shown as a single amount on the face of the income statement and the comparatives and related notes restated accordingly. This represents total post-tax profit of the disposal group for the whole of the financial year including any post-tax gain or loss on the measurement of fair value less costs of disposal, as well as the post-tax loss on sale of the disposal group. Assets and liabilities classified as held for sale are shown as a separate line on the balance sheet.

Accrued and deferred income
Accrued and deferred income
Accrued income is a contract asset, within the scope of IFRS 9 Financial Instruments, and is recognised when a performance obligation has been satisfied but has not yet been billed. Contract assets are transferred to receivables once the right to consideration becomes unconditional and billed per the terms of the contractual agreement.
In certain cases, payments are received from customers or amounts are billed with an unconditional right to receive consideration prior to satisfaction of performance obligations and recognised as deferred income. These balances are considered contract liabilities and are typically related to prepayments for third-party expenses that are incurred shortly after billing.

Trade receivables and work in progress
Trade receivables and work in progress
Trade receivables are stated net of loss allowances.
Work in progress includes outlays incurred on behalf of clients, including production costs, and other third-party costs that have not yet been billed and are considered receivables under IFRS 15 Revenue from Contracts with Customers.

Expected credit losses
Expected credit losses
The Group has applied the simplified approach to measuring expected credit losses, as permitted by IFRS 9 Financial Instruments. This has been applied to trade receivables, contract assets and lease receivables. Under this approach, the Group utilises a provision matrix based on the age of the trade receivables and historical loss rates to determine the expected credit losses. The Group also considers forward-looking information. Therefore, the Group does not track changes in credit risk, but recognises a loss allowance based on the financial asset’s lifetime expected credit loss. For all other assets, the general approach has been applied and a loss allowance for 12-month expected credit losses is recognised.
Under IFRS 9, the expected credit losses are measured as the difference between the asset’s gross carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. Given the short-
term nature of the Group’s trade receivables, work in progress and accrued income, which are mainly due from large national or multinational companies, the Group’s assessment of expected credit losses includes provisions for specific clients and receivables where the contractual cash flow is deemed at risk.
The Group considers that the credit risk increased significantly since initial recognition when the credit rating changes, the debtor has significant financial difficulty or if there was a breach of contract. For balances that are beyond 180 days overdue it is presumed to be an indicator of a significant increase in credit risk.
Financial assets are written off when there is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery. Receivables written off are still subject to enforcement activity and pursued by the Group.
Further details on expected credit losses are provided in note 18.

Foreign currency and interest rate hedging
Foreign currency and interest rate hedging
The Group’s policy on interest rate and foreign exchange rate management sets out the instruments and methods available to hedge interest and currency risk exposures and the control procedures in place to ensure effectiveness.
The Group uses derivative financial instruments to reduce exposure to foreign exchange risk and interest rate movements. The Group does not hold or issue derivative financial instruments for speculative purposes.
Derivatives are initially recognised at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. The resulting gain or loss is recognised in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.
At inception of the hedge relationship, the Group documents the relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the fair values or cash flows of hedged items. Furthermore the Group documents its risk management objectives and its strategy for undertaking various hedge transactions.
Note 26 contains details of the fair values of the derivative instruments used for hedging purposes.
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in profit or loss immediately, together with any changes in the fair value of the hedged items that are attributable to the hedged risk.
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow or net investment hedges is recognised in other comprehensive income and deferred in equity. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss. Amounts deferred in equity are recycled in profit or loss in the periods when the hedged item is recognised in profit or loss. However, when the forecast transaction that is hedged results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously deferred in equity are transferred from equity and included in the initial measurement of the cost of the asset or liability.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised, or no longer qualifies for hedge accounting. At that time, any cumulative gain or loss on the hedging instrument recognised in equity is retained in equity until the forecast transaction occurs. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in equity is transferred to profit or loss for the period.
Derivatives embedded in other financial liabilities or other host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of host contracts and the host contracts are not carried at fair value with unrealised gains or losses reported in the consolidated income statement.

Liabilities in respect of option agreements
Liabilities in respect of option agreements
Option agreements that allow the Group’s equity partners to require the Group to purchase a non-controlling interest are treated as derivatives over the Group's own equity instruments and are recorded in the consolidated balance sheet initially at the present value of the redemption amount in accordance with IAS 32 Financial Instruments: Presentation and subsequently, the financial liability is measured in accordance with IFRS 9 Financial Instruments. On initial recognition, the corresponding amount is recognised against the equity reserve, which is subsequently reversed on derecognition, either through exercise or non-exercise of the option agreement. Changes in the measurement of the financial liability due to the unwinding of the discount or changes in the amount that the Group could be required to pay are recognised in profit or loss within revaluation and retranslation of financial instruments in the consolidated income statement.

Derecognition of financial liabilities
Derecognition of financial liabilities
In accordance with IFRS 9 Financial Instruments, a financial liability of the Group is only removed from the statement of financial position when the underlying legal obligation is extinguished.

Debt	Debt Interest-bearing debt is recorded at the proceeds received, net of direct issue costs.
Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash at bank and in hand and short-term highly liquid investments which are readily convertible to known amounts of cash and which are subject to insignificant risk of changes in value, including bank deposits and money market funds. The Group’s overdrafts are included in cash and cash equivalents where they are repayable on demand, are components of the Group’s centralised treasury strategy employed across the Group and form an integral part of the Group’s cash management, in accordance with IAS 7 Statement of Cash Flows.

Borrowing costs	Borrowing costs Finance costs of borrowing are recognised in the consolidated income statement over the term of those borrowings.
Revenue recognition
Revenue recognition
The Group is a leading worldwide creative transformation organisation offering national and multinational clients a comprehensive range of communications, experience, commerce and technology services. Contracts often involve multiple agencies offering different services in different countries. As such, the terms of local, regional and global contracts can vary to meet client needs and regulatory requirements. Consistent with the industry, contracts are typically short-term in nature and tend to be cancellable by either party with 90 days’ notice. The Group is generally entitled to payment for work performed to date.
The Group is generally paid in arrears for its services. Invoices are typically payable within 30 to 60 days. Revenue comprises commissions and fees earned in respect of amounts billed and is stated exclusive of VAT, sales taxes and trade discounts. Pass-through costs comprise fees paid to external suppliers when they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. As the contracts are generally short-term in nature, the Group has applied the practical expedient permitted by IFRS 15 to expense costs to obtain a contract as incurred, where applicable.
In most instances, promised services in a contract are not considered distinct or represent a series of services that are substantially the same with the same pattern of transfer to the customer and, as such, are accounted for as a single performance obligation. However, where there are contracts with services that are capable of being distinct, are distinct within the context of the contract, and are accounted for as separate performance obligations, revenue is allocated to each of the performance obligations based on relative stand-alone selling prices.
Revenue is recognised when a performance obligation is satisfied, in accordance with the terms of the contractual arrangement. Typically, performance obligations are satisfied over time as services are rendered. Revenue recognised over time is based on the proportion of the level of service performed. Either an input method or an output method, depending on the particular arrangement, is used to measure progress for each performance obligation. For most fee arrangements, costs incurred are used as an objective input measure of performance. The primary input of substantially all work performed under these arrangements is labour. There is normally a direct relationship between costs incurred and the proportion of the contract performed to date. In other circumstances relevant output measures, such as the achievement of any project milestones stipulated in the contract, are used to assess proportional performance.
For our retainer arrangements, we have a stand-ready obligation to perform services on an ongoing basis over the life of the contract. The scope of these arrangements is broad and generally not reconcilable to another input or output criteria. In these instances, revenue is recognised using a time-based method resulting in straight-line revenue recognition.
The amount of revenue recognised depends on whether we act as an agent or as a principal. Certain arrangements with our clients are such that our responsibility is to arrange for a third party to provide a specified good or service to the client. In these cases we are acting as an agent as we do not control the relevant good or service before it is transferred to the client. When we act as an agent, the revenue recorded is the net amount retained. Costs incurred with external suppliers (such as production costs and media suppliers) are excluded from revenue and recorded as work in progress until billed.
The Group acts as principal when we control the specified good or service prior to transfer. When the Group acts as a principal (such as when supplying in-house production services, events and branding), the revenue recorded is the gross amount billed. Billings related to out-of-pocket costs such as travel are also recognised at the gross amount billed with a corresponding amount recorded as an expense.
Further details on revenue recognition are detailed by sector below.
Global Integrated Agencies
Revenue is typically derived from integrated product offerings including media placements and creative services. Revenue may consist of various arrangements involving commissions, fees, incentive-based revenue or a combination of the three, as agreed upon with each client. Revenue for commissions on purchased media is typically recognised at the point in time the media is run.
The Group receives volume rebates from certain suppliers for transactions entered into on behalf of clients that, based on the terms of the relevant contracts and local law, are either remitted to clients or retained by the Group. If amounts are passed on to clients they are recorded as liabilities until settled or, if retained by the Group, are recorded as revenue when earned.
Variable incentive-based revenue typically comprises both quantitative and qualitative elements. Incentive compensation is estimated using the most likely amount and is included in revenue up to the amount that is highly probable not to result in a significant reversal of cumulative revenue recognised. The Group recognises incentive revenue as the related performance obligation is satisfied.
Public Relations and Specialist Agencies
Revenue for these services is typically derived from retainer fees and fees for services to be performed subject to specific agreement. Most revenue under these arrangements is earned over time, in accordance with the terms of the contractual arrangement.
Discontinued Operations (Data Investment Management)
Revenue for market research services is typically recognised over time based on input measures. For certain performance obligations, output measures such as the percentage of interviews completed, percentage of reports delivered to a client and the achievement of any project milestones stipulated in the contract are used to measure progress.
While most of the studies provided in connection with the Group’s market research contracts are undertaken in response to an individual client’s or group of clients’ specifications, in certain instances a study may be developed as an off-the-shelf product offering sold to a broad client base. For these transactions, revenue is recognised when the product is delivered. When the terms of the transaction provide for licensing the right to access a product on a subscription basis, revenue is recognised over the subscription period, typically on a straight-line basis.

Taxation
Taxation
Corporate taxes are payable on taxable profits at current rates. The tax expense represents the sum of the tax currently payable and deferred tax.
The Group is subject to corporate taxes in a number of different jurisdictions and judgement is required in determining the appropriate provision for transactions where the ultimate tax determination is uncertain. In such circumstances, the Group recognises liabilities for anticipated taxes based on the best information available and where the anticipated liability is both probable and able to be estimated, liabilities are classified as current. Any interest and penalties accrued are included in corporate income taxes both in the consolidated income statement and balance sheet. Where the final outcome of such matters differs from the amount recorded, any differences may impact the income tax and deferred tax provisions in the period in which the final determination is made.
The tax laws that apply to the Group’s subsidiaries may be amended by the relevant tax authorities. Such potential amendments are regularly monitored and adjustments are made to the Group’s tax liabilities and deferred tax assets and liabilities where necessary.
The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in the consolidated income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are recognised for all taxable temporary differences unless specifically excepted by IAS 12 Income Taxes. Deferred tax is charged or credited in the consolidated income statement, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the deferred tax is also recognised within other comprehensive income or equity. Deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised, which can require the use of accounting estimation and the exercise of judgement. Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition of goodwill or other assets and liabilities (other than in a business combination) in a transaction that affects neither the taxable profit nor the accounting profit.
The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realised based on enacted or substantively enacted legislation.

Retirement benefit costs
Retirement benefit costs
The Group accounts for retirement benefit costs in accordance with IAS 19 Employee Benefits.
For defined contribution plans, contributions are charged to the consolidated income statement as payable in respect of the accounting period.
For defined benefit plans the amounts charged to operating profit are the current service costs, past service costs, administrative expenses and gains and losses on settlements and curtailments. They are included as part of staff costs. Past service costs are recognised immediately in the consolidated income statement when the related plan amendment occurs. Net interest expense is calculated by applying the discount rate to the recognised overall surplus or deficit in the plan.
Actuarial gains and losses are recognised immediately in other comprehensive income.
Where defined benefit plans are funded, the assets of the plan are held separately from those of the Group, in separate independently managed funds. Pension plan assets are measured at fair value and liabilities are measured on an actuarial basis using the projected unit method and discounted at a rate equivalent to the current rate of return on a high-quality corporate bond of equivalent currency and term to the plan liabilities. The actuarial valuations are obtained at least triennially and are updated at each balance sheet date.
Recognition of a surplus in a defined benefit plan is limited based on the economic gain the Group is expected to benefit from in the future by means of a refund or reduction in future contributions to the plan, in accordance with IAS 19.

Provisions for liabilities and charges
Provisions for liabilities and charges
Provisions comprise liabilities where there is uncertainty about the timing of settlement, but where a reliable estimate can be made of the amount. These include provisions for other property-related liabilities such as onerous contracts and dilapidations. Also included are other provisions, primarily long-term employee benefits such as deferred compensation plans, and legal claims, where the likelihood of settlement is considered probable.

Leases
Leases
The Group leases most of its offices in cities where it operates. Other lease contracts include office equipment and motor vehicles.
At inception of a contract, the Group assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received. The assets are depreciated over the term of the lease using the straight-line method. The lease term includes periods covered by an option to extend if the Group is reasonably certain to exercise that option.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. Lease payments included in the measurement of lease liabilities comprise fixed payments less any lease incentives receivable and variable lease payments that depend on an index or a rate as at the commencement date. Lease modifications result in remeasurement of the lease liability.
Depreciation is recognised in both costs of services and general and administrative costs and interest expense is recognised under finance costs in the consolidated income statement.
The Group has elected to use the exemption not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets (under $5,000). The payments associated with these leases are recognised as cost of services and general and administrative costs within the consolidated income statement on a straight-line basis over the lease term.
The Group assesses at the reporting date whether there are any indicators of impairment and performs an impairment test when an impairment indicator exists. The Group tests a right-of use asset as a stand-alone asset for impairment when it either meets the definition of investment property which generates independent cash flows or it is vacant with minimal to no continued utility for the Group. When a right-of-use asset is tested as a stand-alone asset, an impairment loss is recognised when the carrying amount of the right-of-use asset exceeds its recoverable amount. The recoverable amount of a right-of-use asset is estimated mainly based on the present value of the estimated sublease income, discounted using the property yield rates.
The property held by the Group as right-of-use assets to earn rentals is classified as investment property. The Group measures its investment property applying the cost model.

Translation of foreign currencies
Translation of foreign currencies
Foreign currency transactions arising from normal trading activities are recorded at the rates in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the year-end are translated at the year-end exchange rate. Foreign currency gains and losses are credited or charged to the consolidated income statement as they arise.
The income statements of foreign subsidiary undertakings are translated into pounds sterling at average exchange rates and the year-end net assets of these companies are translated at year-end exchange rates.
Exchange differences arising from retranslation of the opening net assets and on foreign currency borrowings (to the extent that they hedge the Group’s investment in such operations) are reported in the consolidated statement of comprehensive income.
Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate.

Hyperinflation in Argentina and Turkey
Hyperinflation in Argentina and Turkey
During 2022, 2021 and 2020, Argentina was designated as a hyperinflationary economy. In 2022, Turkey was designated as a hyperinflationary economy. The financial statements of the Group’s subsidiaries in Argentina and Turkey have been adjusted for the effects of inflation in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies.
IAS 29 requires that the income statement is adjusted for inflation in the period and translated at the year-end foreign exchange rate and that non-monetary assets and liabilities on the balance sheet are restated to reflect the change in purchasing power caused by inflation from the date of initial recognition. In 2022, this resulted in an increase in goodwill of £82.6 million (2021: £23.9 million, 2020: £22.6 million), an increase in other intangibles of £16.3 million (2021: £7.6 million, 2020: £5.3 million), and an increase in property, plant and equipment of £41.5 million (2021: £20.3 million, 2020: £19.3 million). A consumer price index (CPI) of 1,134.6 was used at 31 December 2022 (2021: 582.5, 2020: 385.9) for Argentina. For Turkey, a CPI of 1,128.5 was used at 31 December 2022. The impact on other non-monetary assets and liabilities and the impact on the Group’s income statement in the year were immaterial.

Share-based payments
Share-based payments
The Group issues equity-settled share-based payments (including share options) to certain employees and accounts for these awards in accordance with IFRS 2 Share-Based Payment. Equity-settled share-based payments are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. Details regarding the fair value of equity settled share-based transactions are set out in notes 23 and 27.
The fair value determined at the grant date is recognised in the consolidated income statement as an expense on a straight-line basis over the relevant vesting period, based on the Group’s estimate of the number of shares that will ultimately vest and adjusted for the effect of non-market-based vesting conditions.

Government support
Government support
In reaction to the Covid-19 pandemic, certain governments have introduced measures to assist companies. A reduction to operating costs is recorded in relation to government subsidies/schemes where these amounts will never have to be repaid. Further details of such amounts are included in note 3. In other cases, this involves the deferral of certain tax payments in order to stimulate the economy. The deferral of payments does not impact the income statement and these are charged as normal in the period they are incurred.

Non-controlling interests
Non-controlling interests
Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets. The acquisition of a non-controlling interest in a subsidiary, and the sale of an interest while retaining control, is accounted for within equity, and the cash cost of such purchases is included within “financing activities” in the cash flow statement.

Critical judgements and estimation uncertainty in applying accounting policies
Critical judgements and estimation uncertainty in applying accounting policies
Management is required to make key decisions and judgements whilst acknowledging there is estimation uncertainty in the process of applying the Group’s accounting policies. These estimates and judgements are reviewed on an ongoing basis. Where judgement has been applied or estimation uncertainty exists, the key factors taken into consideration are disclosed in the accounting policies and the appropriate note in these financial statements.
The most significant area of estimation uncertainty is:
•Goodwill: the discounted cash flow methodology employed by the Group when testing for goodwill impairment requires estimates regarding operating margins and discount rates. Further details of the methodology, discount rates and estimates used in relation to the goodwill impairment, and sensitivities to these estimates are set out in note 14.